Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated December 23, 2024 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2024, as supplemented
Removal of Sub‑Advisers
Effective immediately, Endeavour Capital Advisors Inc. (“Endeavour”), Clear Sky Advisers, LLC (“Clear Sky”), and Waterfall Asset Management, LLC (“Waterfall”) no longer serve as sub‑advisers to the Fund. The Fund’s assets managed by Endeavour, Clear Sky, and Waterfall, if any, have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers or to BAIA to manage directly. Accordingly, all references to Endeavour, Clear Sky, and Waterfall in the Fund’s Prospectus are removed.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated December 23, 2024 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2024, as supplemented
Removal of Sub‑Advisers
Effective immediately, Endeavour Capital Advisors Inc. (“Endeavour”), Clear Sky Advisers, LLC (“Clear Sky”), and Waterfall Asset Management, LLC (“Waterfall”) no longer serve as sub‑advisers to the Fund. The Fund’s assets managed by Endeavour, Clear Sky, and Waterfall, if any, have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers or to BAIA to manage directly. Accordingly, all references to Endeavour, Clear Sky, and Waterfall in the Fund’s Prospectus are removed.